Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of income tax expense
	For the Years Ended December 31,
	2020	2019	2018
Current income tax expenses	$771,639	$187,067	$17,635
Deferred income tax expenses (recovery)	(1,001,372)	57,674	-
Income tax expenses (recovery)	$(229,733)	$244,741	$17,635

Schedule of effective income tax rate and PRC statutory income tax
	For the Years Ended December 31,
	2020	2019	2018
PRC statutory income tax rate	25%	25%	25%
Effect of different income tax rate in other jurisdictions	4%	(8.2)%	(7.3)%
Effect of non-deductible expenses	3%	(0.1)%	(0.1)%
Effect of temporary differences	7%	-%	-%
Effect of valuation of deferred tax allowance	5%	(27.3)%	(18.2)%
Effective tax rate	44%	(10.6)%	(0.6)%

Schedule of deferred tax assets and liabilities
	December 31, 2020	December 31, 2019
Deferred tax assets
Accrued interest receivable	$-	$59,489
Allowance for doubtful loan receivables	23,772	1,217,710
Allowance on doubtful accounts	179,186	119,373
Accrued expenses	7,685	15,572
Lease liability	73,603	-
Net operating loss carrying forward	45,089	458,427
Less: valuation allowance	(42,208)	(1,401,891)
Total deferred tax assets	$287,127	$468,680
Deferred tax liabilities
Right-of-use assets	(86,504)	-
Timing difference on revenue recognition	-	(1,055,711)
Recognition of intangible assets arising from business combination	(994,471)	(1,148,545)
Deferred tax liabilities, net	$(793,848)	$(1,735,576)